Guarantor and Non-Guarantor Financial Information (Details 5) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 812,584	$ 540,011	$ 1,118,527	$ 997,185	$ 1,000,332
INVESTING ACTIVITIES:
Capital expenditures	(763,365)	(356,753)	(952,892)	(809,066)	(1,097,680)
Proceeds from sale of investments securities		23,338
Proceeds from asset sales	15,214	13,321	30,770	28,026	39,894
Net cash used in investing activities	(748,151)	(320,094)	(872,917)	(533,819)	(1,050,286)
FINANCING ACTIVITIES:
Dividends paid	(149,347)	(121,545)	(264,386)	(93,053)	(30,049)
Repurchase of common stock	(59,654)				(77,610)
Proceeds from senior notes, net of discount	492,791
Proceeds on short-term debt	1,002
Payments on short-term debt	(1,002)
Net increase in bank overdraft	12,560
Exercise of stock options, net of tax withholding	(1,078)	19,701	23,250	13,317	2,673
Tax withholdings related to net share settlements of restricted stock	(4,248)	(3,049)	(3,049)	(1,677)	(1,514)
Excess tax benefit from stock-based compensation	2,761	22,087	26,616	9,820	3,303
Net cash provided by (used in) financing activities	293,785	(82,806)
Net increase (decrease) in cash and cash equivalents	358,218	137,111	(86,959)	351,773	(268,151)
Cash and cash equivalents, beginning of period	360,909	447,868	447,868	96,095	364,246
Cash and cash equivalents, end of period	719,127	584,979	360,909	447,868	96,095
Reportable Legal Entities | Guarantor/Parent
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	64,995	(15,196)	(21,094)	3,066	(19,746)
INVESTING ACTIVITIES:
Capital expenditures	(11,571)	(11,391)	(17,786)	(6,828)	(27,729)
Intercompany transfers	11,571	11,391	17,786	6,828	27,729
Proceeds from asset sales	1	1	2	3,235
Net cash used in investing activities	1	1	2	3,235
FINANCING ACTIVITIES:
Dividends paid	(149,347)	(121,545)	(264,386)	(93,053)	(30,049)
Intercompany transfers	149,347	121,545	264,386	93,053	107,659
Repurchase of common stock	(59,654)				(77,610)
Exercise of stock options, net of tax withholding	(1,078)	19,701	23,250	13,317	2,673
Tax withholdings related to net share settlements of restricted stock	(4,248)	(3,049)	(3,049)	(1,677)	(1,514)
Excess tax benefit from stock-based compensation	85	(1,612)	(957)	(563)	2,210
Net cash provided by (used in) financing activities	(64,895)	15,040
Net increase (decrease) in cash and cash equivalents	101	(155)	(1,848)	878	123
Cash and cash equivalents, beginning of period	(2,050)	(202)	(202)	(1,080)	(1,203)
Cash and cash equivalents, end of period	(1,949)	(357)	(2,050)	(202)	(1,080)
Reportable Legal Entities | Issuer Subsidiary
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	730,744	519,159	1,050,609	973,850	969,867
INVESTING ACTIVITIES:
Capital expenditures	(713,797)	(303,454)	(840,341)	(752,642)	(1,016,155)
Intercompany transfers	(11,571)	(11,391)	(17,786)	(6,828)	(27,729)
Proceeds from sale of investments securities		23,338
Proceeds from asset sales	14,215	11,002	27,401	21,694	38,454
Net cash used in investing activities	(711,153)	(280,505)	(781,521)	(505,555)	(1,005,430)
FINANCING ACTIVITIES:
Intercompany transfers	(149,347)	(121,545)	(264,386)	(93,053)	(107,659)
Proceeds from senior notes, net of discount	492,791
Excess tax benefit from stock-based compensation	2,653	23,496	27,357	10,280	1,092
Net cash provided by (used in) financing activities	346,097	(98,049)
Net increase (decrease) in cash and cash equivalents	365,688	140,605	(82,941)	345,522	(257,130)
Cash and cash equivalents, beginning of period	329,655	412,596	412,596	67,074	324,204
Cash and cash equivalents, end of period	695,343	553,201	329,655	412,596	67,074
Reportable Legal Entities | Non-Guarantor Subsidiaries
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	8,645	36,319	94,196	17,708	58,904
INVESTING ACTIVITIES:
Capital expenditures	(37,997)	(41,908)	(94,765)	(49,596)	(53,796)
Proceeds from asset sales	998	2,318	3,367	3,097	1,440
Net cash used in investing activities	(36,999)	(39,590)	(91,398)	(31,499)	(44,856)
FINANCING ACTIVITIES:
Proceeds on short-term debt	1,002
Payments on short-term debt	(1,002)
Net increase in bank overdraft	12,560
Excess tax benefit from stock-based compensation	23	203	216	103	1
Net cash provided by (used in) financing activities	12,583	203
Net increase (decrease) in cash and cash equivalents	(15,771)	(3,068)	3,014	2,812	(2,451)
Cash and cash equivalents, beginning of period	36,932	33,918	33,918	31,106	33,557
Cash and cash equivalents, end of period	21,161	30,850	36,932	33,918	31,106
Eliminations
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	8,200	(271)	(5,184)	2,561	(8,693)
FINANCING ACTIVITIES:
Net increase (decrease) in cash and cash equivalents	8,200	(271)	(5,184)	2,561	(8,693)
Cash and cash equivalents, beginning of period	(3,628)	1,556	1,556	(1,005)	7,688
Cash and cash equivalents, end of period	$ 4,572	$ 1,285	$ (3,628)	$ 1,556	$ (1,005)